Long-term debt, net (Tables)	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Long-term Debt - Total Debt (Table)

As of June 30, 2021 and December 31, 2020 the Partnership’s credit facilities and sale and lease back agreements (the “financing arrangements”) consisted of the following:

	Bank loans and Financing arrangements	As of June 30, 2021	As of December 31, 2020	Margin
(i)	Issued in September 2017 maturing in October 2023 (the “2017 credit facility”)	114,186	122,324	3.25%
(ii)	Issued in January 2020 maturing in January 2025 (the “2020 credit facility”)	34,200	35,920	2.55%
(iii)	Issued in January 2020 maturing in January 2025 (the “2020 CMBFL financing arrangement”)	34,500	36,100	2.55%
(iv)	Issued in January 2020 maturing in January 2025 (the “2020 CMBFL financing arrangement”)	34,500	36,100	2.55%
(v)	Issued in May 2020 maturing in May 2027 (the “ICBCFL financing arrangement”)	47,492	49,324	2.60%
(vi)	Issued in May 2020 fully repaid in May 2021 (the “ICBCFL financing arrangement”)	—	50,570	2.60%
(vii)	Issued in May 2020 maturing in May 2027 (the “ICBCFL financing arrangement”)	47,492	49,324	2.60%
(viii)	Issued in January 2021 maturing in February 2026 (the “2021 CMBFL financing arrangement”)	9,735	—	2.85%
(ix)	Issued in January 2021 maturing in February 2026 (the “2021 CMBFL financing arrangement”)	9,735	—	2.85%
(x)	Issued in January 2021 maturing in February 2026 (the “2021 CMBFL financing arrangement”)	9,735	—	2.85%
(xi)	Issued in January 2021 maturing in February 2026 Seller’s Credit	6,000	—	5.00%
	Total long-term debt	347,575	379,662
	Less: Deferred loan and financing arrangements issuance costs	4,452	5,338
	Less: Loan associated with vessels held for sale	46,740	—
	Total long-term debt, net	296,383	374,324
	Less: Current portion of long-term debt	33,085	37,210
	Add: Current portion of deferred loan and financing arrangements issuance costs	1,201	1,400
	Long-term debt, net	264,499	338,514